Land and Housing Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Components of Land and Housing Inventory

The following summarizes the components of land and housing inventory:

	December 31
	2012	2011
Land held for development	$1,428,693	$1,350,562
Land under development	630,149	598,295
Housing inventory	160,310	138,034
Model homes	31,104	26,354

	$2,250,256	$2,113,245

Summary of Dates of Expiry and Aggregate Exercise Prices

The number of lots in which the Company has obtained an option to purchase, excluding those already consolidated and those held through unconsolidated entities, and their respective dates of expiry and aggregate exercise prices follow:

Year of Expiry	Number of Lots	Total Exercise Price
2013	300	$2,334
2014	1,201	22,014
2015	776	18,800
2016	566	37,034
Thereafter	3,173	68,277

	6,016	$148,459